SIGNIFICANT ACCOUNTING POLICIES - Taxes Payables (Details)							12 Months Ended					14 Months Ended
	Dec. 31, 2022	Jan. 01, 2021	Jan. 01, 2020	May 07, 2018	Nov. 15, 2017	Nov. 14, 2017	Dec. 31, 2022	Dec. 31, 2021 ARS ($) $ / $	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Significant accounting policies
Weighted statutory income tax rate								34.34%	24.59%	26.14%
Argentina
Significant accounting policies
Tax loss carryforwards period								5 years
Weighted statutory income tax rate								25.00%	30.00%	30.00%
Withholding tax rate on dividends								13.00%	7.00%	7.00%	7.00%
Minimum accumulated CPI criteria for past three years for implementing inflation adjustment procedure											100.00%
Accumulated CPI variation after inflation adjustment effective									15.00%	30.00%	55.00%
Tax on assets, effective rate								1.00%
Period in which tax on assets could be creditable against any excess of income tax liability								10 years
Applicable personal assets, shares and equity interests tax rate										0.50%
Tax on bank account deposits and withdrawals considered as advance payment for percentage of tax originated				33.00%
Tax credit percentage for operations taxed at reduced rate				20.00%
Effective internal tax rate, mobile telephone services								5.26%
Effective internal tax rate, sale of mobile phones and other wireless networks that will decrease gradually until its complete phase out as of January 1, 2024		20.48%				20.48%			7.53%	9.89%		11.73%
Effective internal tax rate, goods manufacture in Tierra del Fuego		7.009%			0.00%
Maximum percentage of export duty chargeable on services exported to abroad								30.00%
Percentage of export duty on services exported to abroad			5.00%					12.00%
Maximum limit for each dollar of taxable value of services exported to abroad | $ / $								4
Percentage of employers' contributions	19.50%							20.40%		21.00%
Social security, non-taxable base | $								$ 7,003.68
Turnover Tax, communications rate										4.00%
Turnover Tax, mobile telephony rate										6.50%
Percentage of tax on audiovisual communication services that can be offset with VAT								100.00%
Argentina | Minimum
Significant accounting policies
Audiovisual communication services tax rate for cable operators								2.00%
Tax rate percentage on copyrights paid to several institutions								0.10%
Argentina | Maximum
Significant accounting policies
Audiovisual communication services tax rate for cable operators								5.00%
Tax rate percentage on copyrights paid to several institutions								1.00%
Uruguay
Significant accounting policies
Weighted statutory income tax rate								25.00%
Paraguay
Significant accounting policies
Weighted statutory income tax rate										10.00%
Additional tax rate on dividends paid										5.00%
Effective income tax rate for dividends paid										14.50%
Additional tax rate to residents									8.00%
Additional tax rate to non residents								15.00%
Paraguay | Transitory
Significant accounting policies
Additional tax rate to residents									5.00%
Additional tax rate to non residents									10.00%
United States of America
Significant accounting policies
Weighted statutory income tax rate								25.458%	25.458%	25.458%
Federal tax rate											21.00%
State of Florida tax rate							5.50%	4.458%	4.458%	4.458%	5.50%